RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company has the following related party transactions as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	December 31,
	2023	2022
Other current assets	$11,837	$17,827
Investments	3,322	2,146
Other assets	33,454	—
Deferred revenue	1,446	825
Other current liabilities	3,347	2,980
Current liabilities of discontinued operations	—	821

	Years Ended December 31,
	2023	2022	2021
Revenue	$57,441	$45,341	$24,487
Direct operating costs	16,838	12,595	3,488
Selling, general and administrative expenses	7,575	16,614	16,943
Other (expense) income, net	(5,254)	(6,806)	3,500
Loss from discontinued operations	(9,144)	(5,398)	(4,510)